                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03162

Active Assets Tax-Free Trust
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: June 30, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN ACTIVE ASSETS TAX-FREE TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE YEAR ENDED JUNE 30, 2005

MARKET CONDITIONS

Against the backdrop of economic improvement and rising oil prices, the Federal Open Market Committee (the "Fed") raised the federal funds target rate in each of its meetings during the 12-month reporting period. Through this "measured" series of eight 25 basis point increases, the Fed brought the target rate from
1.25 percent at the start of the reporting to 3.25 percent at the close. The yields of short-term instruments rose in response to the Fed's actions. Within the municipal money market, variable-rate securities performed particularly well. Variable-rate securities quickly adjust their yields in response to changes in interest rates, a desirable characteristic in a rising-rate environment.

PERFORMANCE ANALYSIS

As of June 30, 2005, Active Assets Tax-Free Trust had net assets of approximately $2.9 billion and an average portfolio maturity of 27 days. For the 12-month period ended June 30, 2005, the Fund provided a total return of 1.32 percent. For the seven-day period ended June 30, 2005, the Fund provided an effective annualized yield of 1.97 percent and a current yield of 1.95 percent, while its 30-day moving average yield for June was 1.88 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

We continue to manage the Fund conservatively in anticipation of continued interest-rate increases. We favored securities with daily or weekly rate reset features; this strategy positioned the Fund to benefit speedily as rates increased. Additionally, within the Fund's fixed-rate portfolio, we emphasized commercial paper with maturities of one to three months and to a lesser extent, municipal notes and bonds in the six-to-nine month range. Meanwhile, we decreased exposure to notes with one-year maturities, to avoid hindering the Fund's ability to redeploy assets in higher yielding securities as they came to market. We sought opportunities in financings for smaller municipalities whose issues often offered more attractive yields than those of larger municipal government entities.

PORTFOLIO COMPOSITION

   Variable Rate Municipal Obligations         84.1%
   Municipal Notes & Bonds                      8.5
   Tax-Exempt Commercial Paper                  7.4

MATURITY SCHEDULE

     1- 30 Days                                85.1%
    31- 60 Days                                 2.7
    61- 90 Days                                 4.7
    91- 120 Days                                1.9
   121+ Days                                    5.6

DATA AS OF JUNE 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                     BEGINNING        ENDING        EXPENSES PAID
                                                   ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                   -------------   -------------   ---------------
                                                                                     01/01/05 -
                                                     01/01/05        06/30/05         06/30/05
                                                   -------------   -------------   ---------------
Actual (0.84% return)                              $    1,000.00   $    1,008.40   $          2.44
Hypothetical (5% annual return before expenses)    $    1,000.00   $    1,022.36   $          2.46

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.49% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was better than its performance peer group average for all three periods. The Board concluded that the Fund's performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for shareholder services. The Board concluded that the total benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005

PRINCIPAL
AMOUNT IN                                                                    COUPON     DEMAND
THOUSANDS                                                                     RATE+      DATE*        VALUE
----------------------------------------------------------------------------------------------------------------
              SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (87.5%)
              ALABAMA
$     6,300   Jefferson County, Sewer Ser 2003 Subser B-6 (XLCA)               2.30%   07/08/05   $    6,300,000
              ARIZONA
      5,000   Pima County Industrial Development Authority,
               El Dorado Hospital Ser 2004                                     2.30    07/08/05        5,000,000
      6,000   Sun Devil Energy Center LLC,
               Arizona State University Ser 2004 (FGIC)                        2.32    07/08/05        6,000,000
      2,900   University of Arizona, Student Union Bookstore
               Ser 1999 COPs (Ambac)                                           2.25    07/08/05        2,900,000
              CALIFORNIA
        200   California Health Facilities Financing Authority,
               Adventist Health System/West 1998 Ser A (MBIA)                  2.22    07/01/05          200,000
        700   Los Angeles Department of Water & Power,
               Water Systems 2001 Ser B Subser B-1                             2.25    07/08/05          700,000
              COLORADO
      1,700   Colorado Educational & Cultural Facilities Authority,
               National Jewish Federation Ser 2005 B-1                         2.30    07/01/05        1,700,000
              Colorado Health Facilities Authority,
     13,500    Catholic Health Initiatives Ser 2004 B-4                        2.25    07/08/05       13,500,000
     16,700    Catholic Health Initiatives Ser 2004 B-5                        2.23    07/08/05       16,700,000
     20,000    NCMC Inc Ser 2005 (FSA)                                         2.28    07/08/05       20,000,000
      1,200    Sisters of Charity of Leavenworth Health System
                 Ser 2002                                                      2.32    07/08/05        1,200,000
     15,000   Colorado Student Obligation Bond Authority,
               Ser 1989 A (Ambac) (AMT)                                        2.34    07/08/05       15,000,000
      8,000   Denver Urban Renewal Authority, Stapleton Senior
               Tax Increment Ser 2004 A-1 P-FLOATs PT-999                      2.37    07/08/05        8,000,000
     16,735   Midcities Metropolitan District No 1,
               STARS BNP Ser 2004-110                                          2.35    07/08/05       16,735,000
      5,775   Park Creek Metropolitan District,
               Ser 2001 P-FLOATs PT-2321                                       2.37    07/08/05        5,775,000
     39,400   University of Colorado Hospital Authority,
               Ser 2004 A (FSA)                                                2.27    07/08/05       39,400,000
     14,010   Westminster, Multifamily Housing Camden
               Arbors Apartments Ser 2004                                      2.29    07/08/05       14,010,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                     COUPON    DEMAND
THOUSANDS                                                                      RATE+     DATE*        VALUE
----------------------------------------------------------------------------------------------------------------
              DELAWARE
$     7,700   Delaware Economic Development Authority,
               St Andrew's School Ser 2004                                     2.30%   07/08/05   $    7,700,000
      5,100   University of Delaware, Ser 2001 B                               2.42    07/01/05        5,100,000
              DISTRICT OF COLUMBIA
      3,500   District of Columbia, Public Welfare Foundation
               Ser 2000                                                        2.29    07/08/05        3,500,000
              FLORIDA
     22,250   Dade County Industrial Development Authority,
               Dolphins Stadium Ser 1985 B & C                                 2.22    07/08/05       22,250,000
      7,325   Florida Housing Finance Corporation,
               Monterey Lakes Apartments 2005 Ser C                            2.27    07/08/05        7,325,000
     16,855   Jacksonville Health Facilities Authority,
               Baptist Medical Center Ser 2003 A                               2.28    07/01/05       16,855,000
     18,300   Orlando Utilities Commission, Water & Electric Ser
               2002 A                                                          2.23    07/08/05       18,300,000
     16,100   Orlando-Orange County Expressway Authority,
               Ser 2003C3 (FSA) & Ser 2005 Subser A-1 (Ambac)                  2.23    07/08/05       16,100,000
      4,185   Palm Beach County School Board,
               Ser 2004 A COPs ROCs II-R Ser 6008 (FGIC)                       2.32    07/08/05        4,185,000
     10,000   Port St Lucie, Utility System Ser 2005 (MBIA)                    2.31    07/08/05       10,000,000
     18,300   Tampa Bay Water, Utility System Ser 2002 (AMT)                   2.35    07/08/05       18,300,000
              GEORGIA
     20,300   Albany-Dougherty County Hospital Authority, Phoebe
               Putney Memorial Hospital Ser 1991 (Ambac)                       2.29    07/08/05       20,300,000
      3,995   Atlanta, Airport Ser 2004 A MERLOTs Ser C14 (FSA) (AMT)          2.37    07/08/05        3,995,000
     13,000   DeKalb County Hospital Authority,
               DeKalb Medical Center Ser 2005                                  2.29    07/08/05       13,000,000
      5,990   DeKalb Private Hospital Authority, Egleston
               Children's Health Care System Ser 1995 B                        2.28    07/08/05        5,990,000
     16,450   Gwinnett County Water & Sewerage Authority, Ser 2004 A           2.26    07/08/05       16,450,000
      8,200   Hapeville Development Authority,
               Hapeville Hotel Ltd Ser 1985                                    2.35    07/01/05        8,200,000
     25,700   Private Colleges and Universities Authority,
               Emory University 2000 Ser B & 2001 Ser B                        2.20    07/08/05       25,700,000
              HAWAII
     13,720   Hawaii, ROCs II-R Ser 6012                                       2.32    07/08/05       13,720,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                     COUPON    DEMAND
THOUSANDS                                                                      RATE+     DATE*         VALUE
----------------------------------------------------------------------------------------------------------------
              ILLINOIS
$     6,100   Bi-State Development Agency of the
               Missouri-Illinois Metropolitan District, Metrolink
                Cross County Extension Ser 2002 A (FSA)                        2.25%   07/08/05   $    6,100,000
              Chicago,
     10,000    2004 Ser A P-FLOATs PT-2361 (FSA)                               2.31    07/08/05       10,000,000
      8,910    Eagle Ser 20041002 Class A (FGIC)                               2.32    07/08/05        8,910,000
     17,900    Neighborhoods Alive Ser 21 B (MBIA)                             2.28    07/08/05       17,900,000
     30,500   Cook County, Ser 2002 B                                          2.29    07/08/05       30,500,000
     12,400   Glendale Heights, Glendale Lakes Ser 2000                        2.29    07/08/05       12,400,000
      1,200   Illinois Development Finance Authority,
               Jewish Federation of Metropolitan Chicago
                Ser 2002 (Ambac)                                               2.30    07/01/05        1,200,000
     15,700   Illinois Finance Authority, Northwestern University
               Ser 2004 B                                                      2.25    07/08/05       15,700,000
              Illinois Health Facilities Authority,
     76,250    Northwestern Memorial Hospital Ser 1995                         2.35    07/08/05       76,250,000
     20,000    Resurrection Health Care System Ser 2005 C                      2.21    07/08/05       20,000,000
     10,000   Illinois Toll Highway Authority, Refg 1998 Ser B (FSA)           2.25    07/08/05       10,000,000
     11,595   Kane, Cook & DuPage Counties,
               School District #U-46 PUTTERs Ser 426 (Ambac)                   2.35    07/08/05       11,595,000
      5,020   Metropolitan Pier & Exposition Authority,
               McCormick Place Expansion
                Ser 2002 A Eagle #20040030 Class A (MBIA)                      2.32    07/08/05        5,020,000
     12,450   Roaring Fork Municipal Products, Cook County
               Class A Certificates Ser 2004-1 (Ambac)                         2.36    07/08/05       12,450,000
              INDIANA
      7,160   Franklin Community Multi-School Building Corporation,
               Ser 2004 ROCs II-R Ser 2140 (FGIC)                              2.32    07/08/05        7,160,000
              Indiana Health Facilities Financing Authority,
     35,000    Ascension Health Ser 2001 A                                     1.73    07/05/05       35,000,000
      4,750    Clarian Health Obligated Group Ser 2000 B                       2.32    07/01/05        4,750,000
      2,355   Indianapolis, Health Quest Realty XXI
               Ser 1994 A TOBs (FHA)                                           2.46    07/08/05        2,355,000
      1,445   Merrillville, Southlake Care Center Ser 1992 A TOBs (FHA)        2.46    07/08/05        1,445,000
      2,345   South Bend, Fountainview Place Ser 1992 A TOBs (FHA)             2.46    07/08/05        2,345,000
      5,775   University of Southern Indiana, Student Fee ROCs II-R
               Ser 2117 (Ambac)                                                2.32    07/08/05        5,775,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                     COUPON    DEMAND
THOUSANDS                                                                      RATE+     DATE*         VALUE
----------------------------------------------------------------------------------------------------------------
              KANSAS
              Kansas Department of Transportation,
$    50,315    Highway Ser 2004 C-1 & C-2                                      2.26%   07/08/05   $   50,315,000
     40,300    Highway Ser 2004 C-4                                            2.20    07/08/05       40,300,000
              KENTUCKY
     22,500   Kenton County Airport Board, Flight Safety
               International Inc Ser 2001A (AMT)                               2.32    07/08/05       22,500,000
              MARYLAND
      7,400   Maryland Health & Higher Educational Facilities
               Authority,
               Catholic Health Initiatives Ser 1997 B                          2.32    07/08/05        7,400,000
              MASSACHUSETTS
     15,000   Massachusetts, Ser 2005 A                                        2.29    07/08/05       15,000,000
     44,500   Massachusetts Bay Transportation Authority, Ser 2000             2.22    07/08/05       44,500,000
     11,505   Massachusetts Development Finance Agency,
               Dana Hall School Ser 2004                                       2.29    07/08/05       11,505,000
              Massachusetts Health & Educational Facilities Authority,
     17,850    Emmanuel College Ser 2003                                       2.28    07/08/05       17,850,000
     14,725    Partners Healthcare System Inc Ser 1997 P-1 (FSA)               2.26    07/08/05       14,725,000
     15,000    Partners Healthcare System Inc 2003 Ser D-3                     2.28    07/08/05       15,000,000
      5,920    Partners Healthcare System Inc 2003 Ser D-5                     2.28    07/01/05        5,920,000
              MICHIGAN
              Detroit,
     15,600    Sewage Disposal System Senior Lien Ser 2003 B (FSA)             2.25    07/01/05       15,600,000
     38,300    Water Supply System Refg Second Lien
                 Ser 2001-C (FGIC)                                             2.24    07/08/05       38,300,000
      9,790    Water Supply System Refg Senior Lien Ser 2003-D (MBIA)          2.35    07/08/05        9,790,000
     10,850   Holt Public Schools, Ser 2002                                    2.20    07/08/05       10,850,000
      8,700   Kent Hospital Finance Authority, Metropolitan Hospital
               Ser 2005B                                                       2.28    07/08/05        8,700,000
     16,000   Michigan, Grant Anticipation Notes Ser 2002 C (FSA)              2.25    07/08/05       16,000,000
              Michigan State University,
      5,600    Ser 2002 A                                                      2.25    07/01/05        5,600,000
     14,885    Ser 2003 B & Ser 2005                                           2.22    07/08/05       14,885,000
      6,000   Michigan Strategic Fund, The Van Andel Research
               Institute Ser 2001                                              2.32    07/08/05        6,000,000
      1,900   Milan Area Schools, Refg Ser 2002                                2.20    07/08/05        1,900,000
     11,110   Oakland University, Ser 2001 (FGIC)                              2.40    07/08/05       11,110,000
     22,000   Saline Area Schools, Ser 2002 B                                  2.20    07/08/05       22,000,000

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                                       11

PRINCIPAL
AMOUNT IN                                                                     COUPON    DEMAND
THOUSANDS                                                                      RATE+     DATE*         VALUE
----------------------------------------------------------------------------------------------------------------
              MINNESOTA
$    16,700   University of Minnesota Regents, Ser 1999 A & Ser 2001A          2.43%   07/08/05   $   16,700,000
              MISSISSIPPI
      1,600   Jackson County, Chevron USA Inc Ser 1992                         2.25    07/01/05        1,600,000
     13,500   Mississippi Development Bank, MGAM Natural Gas Supply
               2005 Ser                                                        2.29    07/08/05       13,500,000
     30,500   Perry County, Leaf River Forest Products Inc Ser 2002            2.25    07/08/05       30,500,000
              MISSOURI
      1,700   Missouri Development Finance Board, Nelson Gallery
               Foundation Ser 2001 B (MBIA)                                    2.29    07/01/05        1,700,000
              Missouri Health & Educational Facilities Authority,
     20,100    Stowers Institute Ser 2002 (MBIA)                               2.30    07/08/05       20,100,000
      4,100    Washington University Ser 2004 A                                2.30    07/01/05        4,100,000
              NEBRASKA
      9,800   American Public Energy Agency, National Public
               Gas Agency 2003 Ser A                                           2.30    07/08/05        9,800,000
      7,000   Omaha, Eagle #2004001 Class A                                    2.32    07/08/05        7,000,000
              NEVADA
     16,000   Clark County, Las Vegas - McCarran International Airport
               Passenger Facility 2005 Ser A (MBIA) (AMT)                      2.31    07/08/05       16,000,000
              NEW HAMPSHIRE
     16,000   New Hampshire Health & Education Facilities Authority,
               Dartmouth College Ser 2002                                      2.35    07/08/05       16,000,000
      5,100   New Hampshire State Business Finance Authority,
               Cottage Hospital Ser 2005                                       2.28    07/08/05        5,100,000
              NEW YORK
     15,000   Long Island Power Authority, Electric System
               Ser 2 Subser 2A                                                 2.20    07/08/05       15,000,000
     15,000   Metropolitan Transportation Authority, Ser 2002 D-1 (FSA)        2.20    07/08/05       15,000,000
      4,800   Monroe County Industrial Development Agency,
               St John Fisher College Ser 2005 (Radian)                        2.32    07/08/05        4,800,000
      7,300   Nassau County Interim Finance Authority,
               Sales Tax Ser 2002 B (FSA)                                      2.17    07/08/05        7,300,000
      4,150   New York City, Fiscal 2004 Subser A-4                            2.18    07/08/05        4,150,000
      2,000   New York City Industrial Development Agency,
               One Bryant Park LLC Ser 2004 A                                  2.32    07/08/05        2,000,000
              New York State Local Government Assistance Corporation,
     19,500    Ser 1994 B                                                      2.18    07/08/05       19,500,000

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                                       12

PRINCIPAL
AMOUNT IN                                                                     COUPON    DEMAND
THOUSANDS                                                                      RATE+     DATE*         VALUE
----------------------------------------------------------------------------------------------------------------
$    10,000    Sub Lien Ser 3V (FGIC)                                          2.31%   07/08/05   $   10,000,000
      1,200   Suffolk County Water Authority, Ser 2003 BANs                    2.23    07/08/05        1,200,000
              NORTH CAROLINA
     20,000   Charlotte-Mecklenburg Hospital Authority,
               Health Care System Ser 1996 C                                   2.25    07/08/05       20,000,000
      2,200   Durham, Ser 1993A COPs                                           2.43    07/08/05        2,200,000
     30,020   Guilford County, Ser 2005 A & B                                  2.30    07/08/05       30,020,000
      8,290   Mecklenburg County, Ser 2004 COPs                                2.28    07/08/05        8,290,000
      9,800   North Carolina Capital Facilities Finance Agency,
               Durham Academy Ser 2001                                         2.29    07/08/05        9,800,000
              North Carolina Medical Care Commission,
     25,000    Duke University Health System Ser 2005 C                        2.26    07/08/05       25,000,000
     27,000    Firsthealth of the Carolinas Ser 2002                           2.27    07/08/05       27,000,000
        600    Mission-St Joseph's Health System Ser 2003                      2.35    07/08/05          600,000
     31,700    North Carolina Baptist Hospitals Ser 2000                       2.25    07/08/05       31,700,000
      6,450    Rowan Regional Medical Center Ser 2004 ROCs II-R
                Ser 296 (FSA)                                                  2.32    07/08/05        6,450,000
     48,000   Raleigh, Downtown Improvement Ser 2005 B COPs                    2.27    07/08/05       48,000,000
              OHIO
      4,000   Cincinnati City School District,
               Ser 2003 Eagle #20040034 Class A (FSA)                          2.31    07/08/05        4,000,000
     32,905   Cleveland, Water 2004 Ser M (FSA)                                2.24    07/08/05       32,905,000
      4,890   Middletown City School District, ROCs II-R Ser 303 (FGIC)        2.31    07/08/05        4,890,000
      5,610   Ohio, Ser 2004 P-FLOATs PT-2137                                  2.31    07/08/05        5,610,000
              OKLAHOMA
      8,000   Oklahoma Student Loan Authority, Ser 2005 A (MBIA) (AMT)         2.34    07/08/05        8,000,000
              Oklahoma Water Resources Board, State Loan Program
     26,755    Ser 1994 A & 1999                                               2.20    09/01/05       26,755,000
      8,030    Ser 1995                                                        2.15    09/01/05        8,030,000
     17,915    Ser 2001                                                        2.47    10/01/05       17,915,000
     10,000   Tulsa County Industrial Authority, Capital Improvement
               Ser 2003 A                                                      2.95    11/15/05       10,000,000
              OREGON
     15,000   Clackamas County Hospital Facility Authority,
               Legacy Health System Ser 2003                                   2.28    07/08/05       15,000,000
      4,500   Oregon Department of Administrative Services,
               Oregon Appropriation Ser 2003 Eagle #20041010
                Class A (FSA)                                                  2.32    07/08/05        4,500,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                     COUPON    DEMAND
THOUSANDS                                                                      RATE+     DATE*         VALUE
----------------------------------------------------------------------------------------------------------------
$    20,000   Oregon Health Sciences University, OHSU Medical Group
               Ser 2004 A                                                      2.26%   07/08/05   $   20,000,000
              PENNSYLVANIA
     10,000   Easton Area School District, Ser 2005 (FSA)                      2.30    07/08/05       10,000,000
     11,300   Northampton County Higher Education Authority,
               Lafayette College Ser 1998A                                     2.22    07/08/05       11,300,000
     15,000   Pennsylvania Higher Education Assistance Agency,
               Student Loan 2001 Ser A (Ambac) (AMT)                           2.45    07/08/05       15,000,000
     20,900   Pennsylvania Turnpike Commission, 2002 Ser A-2                   2.32    07/08/05       20,900,000
              Philadelphia Hospitals & Higher Education Facilities
               Authority,
      9,150    Children's Hospital of Philadelphia Ser 2002 D (MBIA)           2.30    07/01/05        9,150,000
      7,000    Temple University Health System 2005 Ser C                      2.25    07/08/05        7,000,000
     31,700   Washington County Authority, The Trustees of
               The University of Pennsylvania Ser 2004                         2.25    07/08/05       31,700,000
     22,800   York General Authority, Harrisburg School District
               Subser 1996 B (Ambac)                                           2.29    07/08/05       22,800,000
              RHODE ISLAND
      6,000   Rhode Island Convention Center Authority, Refg 2001
               Ser A (MBIA)                                                    2.25    07/08/05        6,000,000
     10,000   Rhode Island Health & Educational Building Corporation,
               Meeting Street Center Ser 2005                                  2.25    07/08/05       10,000,000
              SOUTH CAROLINA
     13,100   Florence County, McLeod Regional Medical Center
               Ser 1985 A (FGIC)                                               2.25    07/08/05       13,100,000
      5,000   Greenwood County, Fuji Photo Film Inc Ser 2004 (AMT)             2.46    07/08/05        5,000,000
      5,000   South Carolina Jobs Economic Development Authority,
               Burroughs & Chapin Business Park Ser 2002                       2.35    07/08/05        5,000,000
      4,565   South Carolina Public Service Authority,
               ROCs II-R Ser 6007 (Ambac)                                      2.32    07/08/05        4,565,000
              TENNESSEE
     13,000   Chattanooga Health, Educational & Housing Facility Board,
               The Baylor School Ser 2004                                      2.29    07/08/05       13,000,000
      6,100   Clarksville Public Building Authority, Pooled Financing
               Ser 2003                                                        2.28    07/01/05        6,100,000
     17,000   Greeneville Health & Educational Facilities Board,
               Laughlin Memorial Hospital Ser 2004                             2.29    07/08/05       17,000,000
     10,125   Jackson Health, Educational & Housing Facility Board,
               Union University Ser 2005                                       2.29    07/08/05       10,125,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                     COUPON    DEMAND
THOUSANDS                                                                      RATE+     DATE*         VALUE
----------------------------------------------------------------------------------------------------------------
$     5,100   Memphis, Airport Refg Ser 1995 B (AMT)                           2.47%   07/08/05   $    5,100,000
              Metropolitan Government of Nashville & Davidson
               County Health & Educational Facilities Board,
      7,600    Ensworth School Ser 2002                                        2.29    07/08/05        7,600,000
      7,395    Mary Queen of Angels Inc Ser 2000                               2.29    07/08/05        7,395,000
     23,960    Vanderbilt University Ser 2005 A-2                              2.15    07/08/05       23,960,000
     27,035   Montgomery County Public Building Authority,
               Pooled Financing Ser 1999                                       2.30    07/08/05       27,035,000
     22,000   Shelby County Health, Educational & Housing
               Facilities Board, Baptist Memorial Health Care
                Ser 2004A P-FLOATs PA-1277                                     2.32    07/08/05       22,000,000
              TEXAS
     16,985   Austin, Water & Wastewater System Ser 2004 (FSA)                 2.30    07/08/05       16,985,000
      3,400   Bell County Health Facilities Development Corporation,
               Scott & White Memorial Hospital Ser 2001-2 (MBIA)               2.30    07/01/05        3,400,000
      4,755   Bexar County Housing Finance Corporation,
               Multi-Family P-FLOATs PT-2082                                   2.31    07/08/05        4,755,000
     12,000   Brownsville, Utilities System Sub Lien Ser 2001 A (MBIA)         2.45    08/24/05       12,000,000
      4,500   Cypress-Fairbanks Independent School District,
               Ser 2004 MERLOTs Ser C16                                        2.32    07/08/05        4,500,000
      6,180   Dallas Independent School District, Ser 2004A ROCs II-R
               Ser 6038                                                        2.32    07/08/05        6,180,000
      8,615   El Paso Independent School District,
               Ser 2004 A ROCs II-R Ser 2129                                   2.32    07/08/05        8,615,000
     19,519   Garland Health Facilities Development Corporation,
               Chambrel Club Hill Ser 2002                                     2.27    07/08/05       19,519,000
              Harris County Health Facilities Development Corporation,
     31,700    Methodist Hospital Ser 2005 B                                   2.30    07/01/05       31,700,000
      1,400    Texas Medical Center Ser 1999 B (FSA)                           2.30    07/01/05        1,400,000
     19,200   Harris County Industrial Development Corporation,
               Baytank Inc Ser 1998                                            2.32    07/08/05       19,200,000
      5,175   Houston, Combined Utility System
               Ser 2004 ROCs II-R Ser 4559 (FSA)                               2.32    07/08/05        5,175,000
     11,000   Lower Neches Valley Authority, Chevron USA Inc Ser 1987          2.14    08/15/05       11,000,000
      5,340   Northside Independent School District,
               Ser 2003 P-FLOATs PT-2254                                       2.31    07/08/05        5,340,000
      9,100   Roaring Fork Municipal Products, Dallas Independent
               School District Class A Certificates Ser 2004-6                 2.36    07/08/05        9,100,000
              San Antonio,
      6,000    ROCs II-R Ser 6003 (FSA)                                        2.32    07/08/05        6,000,000

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                                       15

PRINCIPAL
AMOUNT IN                                                                     COUPON    DEMAND
THOUSANDS                                                                      RATE+     DATE*         VALUE
----------------------------------------------------------------------------------------------------------------
$    20,300    Water System Sub Lien Ser 2003 B (MBIA)                         2.38%   07/08/05   $   20,300,000
     14,500   Texas, Ser 2004 TRANs Floater-Trust Receipts
               Ser 2004 L61J                                                   2.43    07/08/05       14,500,000
      6,520   Texas Department of Housing & Community Affairs,
               High Point III Development Ser 1993 A                           2.30    07/08/05        6,520,000
     20,300   Texas Municipal Gas Corporation, Senior Lien
               Ser 1998 (FSA)                                                  2.30    07/08/05       20,300,000
      9,500   Texas Transportation Commission, Mobility Fund Ser 2005-B        2.22    07/08/05        9,500,000
      3,000   Texas Water Development Board, Revolving Fund
               Senior Lien Ser 2000 A P-FLOATs PT-2187                         2.30    07/08/05        3,000,000
              UTAH
              Intermountain Power Agency,
     52,650    1985 Ser E (Ambac) & 1985 Ser F (Ambac)                         2.20    09/15/05       52,650,000
     17,600    1985 Ser E (Ambac)                                              2.72    12/01/05       17,600,000
      7,000    1985 Ser F (Ambac)                                              2.73    12/01/05        7,000,000
              VARIOUS STATES
     38,000   Municipal Securities Pooled Trust Receipts,
               Various States Ser 2004 SG P-18                                 2.43    07/08/05       38,000,000
              VERMONT
     11,000   Vermont Housing Finance Agency, West Block
               University of Vermont Apartments Ser 2004 A                     2.30    07/08/05       11,000,000
              VIRGINIA
     16,000   Chesapeake Hospital Authority, Chesapeake
               General Hospital Ser 2001A                                      2.29    07/08/05       16,000,000
      7,545   Fairfax County, Ser 2004 A PUTTERs Ser 461                       2.32    07/08/05        7,545,000
     15,000   Fairfax County Industrial Development Authority,
               Inova Health System Foundation Ser 2005 A-2                     2.29    07/08/05       15,000,000
     41,100   Loudoun County Industrial Development Authority,
               Howard Hughes Medical Institute Ser 2003 F                      2.26    07/08/05       41,100,000
              WASHINGTON
      6,050   Bellevue, Ser 2004 Eagle #20041011 Class A (MBIA)                2.32    07/08/05        6,050,000
      3,570   King County School District No 216, ROCs II-R
               Ser 5026 (FSA)                                                  2.32    07/08/05        3,570,000
      4,175   Pierce County, Puyallup School District No 3 PUTTERs
               Ser 415 (FSA)                                                   2.32    07/08/05        4,175,000
              WISCONSIN
      9,500   Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)                     2.53    07/08/05        9,500,000
      6,275   Wisconsin, Clean Water 2004 Ser 1 ROCs II-R
               Ser 2165 (MBIA)                                                 2.32    07/08/05        6,275,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                              COUPON    DEMAND
THOUSANDS                                                                               RATE+     DATE*         VALUE
---------------------------------------------------------------------------------------------------------------------------
$     3,250   Wisconsin Health & Educational Facilities Authority,
               Ministry Health Care PUTTERs Ser 399 (MBIA)                              2.32%   07/08/05   $      3,250,000
              PUERTO RICO
     11,795   Puerto Rico, Public Improvement Ser 2001-1 TOCs (FSA)                     2.30    07/08/05         11,795,000
                                                                                                           ----------------
              TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (COST $2,500,739,000)                      2,500,739,000
                                                                                                           ----------------

                                                                                               YIELD TO
                                                                                               MATURITY
                                                                        COUPON     MATURITY   ON DATE OF
                                                                         RATE        DATE      PURCHASE
                                                                        -------    --------   ----------
              TAX-EXEMPT COMMERCIAL PAPER (7.8%)
              ARIZONA
      8,750   Salt River Project Agricultural Improvement &
               Power District, Ser C                                      2.75%    07/21/05       2.75%           8,750,000
              FLORIDA
      8,500   Jacksonville, Ser A                                         2.60     07/11/05       2.60            8,500,000
              Palm Beach County School District,
     10,000    Sales Tax Ser 2005                                         2.75     08/11/05       2.75           10,000,000
      8,000    Sales Tax Ser 2005                                         2.55     08/18/05       2.55            8,000,000
              ILLINOIS
      8,639   Chicago, Water System 2004 Ser A                            2.45     08/18/05       2.45            8,639,000
              Illinois Health Facilities Authority,
     15,000    Evanston Hospital Corp Ser 1995                            2.45     07/07/05       2.45           15,000,000
     11,500    Evanston Hospital Corp Ser 1995                            2.63     11/03/05       2.63           11,500,000
              LOUISIANA
     15,600   Louisiana Public Facilities Authority, Christus
               Health Ser 1999 B (Ambac)                                  2.40     07/08/05       2.40           15,600,000
              MASSACHUSETTS
      6,982   Massachusetts Development Finance Agency,
               MassDevelopment Program 2 Issue                            2.65     08/04/05       2.65            6,982,000
     12,000   Massachusetts Health & Educational Facilities
               Authority, Harvard University Ser EE                       2.77     07/12/05       2.77           12,000,000
              NEVADA
              Clark County,
     10,000    Flood Control Ser 2003B                                    2.50     09/06/05       2.50           10,000,000
     10,000    Sales Tax Ser 2004B                                        2.47     07/25/05       2.47           10,000,000

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                               YIELD TO
PRINCIPAL                                                                                      MATURITY
AMOUNT IN                                                                COUPON    MATURITY   ON DATE OF
THOUSANDS                                                                 RATE       DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------------------------
              OHIO
$    10,000   Ohio State University, General Receipts
               Ser 2004 F                                                 2.72%    07/27/05       2.72%    $     10,000,000
              TEXAS
     26,000   Dallas Area Rapid Transit, Senior Sub Lien
               Ser 2001                                                   2.40     07/13/05       2.40           26,000,000
     10,175   El Paso, El Paso Water Utilities Ser 1998                   2.53     07/12/05       2.53           10,175,000
     20,600   San Antonio, Electric & Gas Ser 1995 A                      2.55     07/14/05       2.55           20,600,000
     15,000   Texas A&M University, Ser B                                 2.43     07/26/05       2.43           15,000,000
     15,000   University of Texas System, Permanent
               University Fund Ser A                                      2.85     07/12/05       2.85           15,000,000
                                                                                                           ----------------
              TOTAL TAX-EXEMPT COMMERCIAL PAPER (COST $221,746,000)                                             221,746,000
                                                                                                           ----------------
              SHORT-TERM MUNICIPAL NOTES & BONDS (8.8%)
              ILLINOIS
     20,000   Illinois, Unemployment Insurance Fund Building
               Receipts Ser 2004 A, dtd 07/01/04                          5.00     12/15/05       2.55           20,220,402
      8,000   Illinois Finance Authority,
               Ser 2005-A School Notes, dtd 03/02/05                      3.00     12/01/05       2.52            8,015,724
              INDIANA
     35,000   Indiana Bond Bank, Midyear Funding Notes
               Ser 2005 A, dtd 06/16/05                                   3.50     01/27/06       2.50           35,197,307
              MASSACHUSETTS
     25,000   Ashburnham-Westminster Regional School
               District, Ser 2005 BANs, dtd 06/17/05                      3.50     09/16/05       2.40           25,057,115
     12,000   Montachusett Regional Transit Authority,
               Ser 2005 RANs, dtd 06/17/05                                4.00     06/16/06       3.03           12,108,231
     10,000   Pioneer Valley Transit Authority,
               Ser 2004 RANs, dtd 08/06/04                                2.75     08/05/05       2.00           10,007,048
      7,800   Southeastern Regional Transportation Authority,
               Ser 2004 RANs, dtd 09/10/04                                2.50     09/09/05       1.85            7,809,540
     14,167   Woburn, Ser 2004 BANs, dtd 10/08/04                         2.50     07/22/05       1.74           14,173,126
              MINNESOTA
      2,420   Buffalo-Hanover-Montrose Independent School
               District No 877, Aid Anticipation Certificates
                 Ser 2004 A, dtd 07/20/04                                 2.75     08/20/05       1.70            2,423,412
      2,845   Chisago Lakes Independent School
               District No 2144, Aid Anticipation Certificates
                 Ser 2004 B, dtd 07/29/04                                 2.75     08/29/05       1.70            2,849,731

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                               YIELD TO
PRINCIPAL                                                                                      MATURITY
AMOUNT IN                                                                COUPON    MATURITY   ON DATE OF
THOUSANDS                                                                 RATE       DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------------------------
$     4,500   Orono Independent School District No 278,
               Aid Anticipation Certificates
                Ser 2004 A, dtd 07/29/04                                  2.75%    08/29/05       1.72%    $      4,507,482
      2,600   Rocori Area Schools Independent School
               District No 750, Aid Anticipation Certificates
                 Ser 2004 A, dtd 07/15/04                                 3.00     08/15/05       1.70            2,604,081
              NEW JERSEY
     20,000   Barnegat Township Board of Education,
               2005 Temporary Notes, dtd 07/07/05 (WI)                    3.50     07/07/06       2.75           20,145,800
     19,830   Trenton, Ser 2004 BANs, dtd 10/14/04                        3.00     10/14/05       1.92           19,890,411
              NEW YORK
              Board of Cooperative Educational Services,
      6,000    Oswego County School District
                 Ser 2005 RANs, dtd 06/23/05                              4.00     06/23/06       2.85            6,065,610
      3,500    Suffolk County First Supervisory District
                 Ser 2005 RANs, dtd 07/01/05 (WI)                         3.75     06/29/06       2.84            3,530,800
      7,500    Westchester County Second Supervisory
                 District Ser 2004 RANs, dtd 10/28/04                     2.75     10/14/05       1.98            7,516,288
     10,000   Cato-Meridian Central School District,
               Ser 2004 BANs, dtd 07/22/04                                2.75     07/22/05       1.75           10,005,650
      1,885   Murray, Ser 2004 BANs, dtd 08/05/04                         3.00     08/04/05       1.75            1,887,157
      8,000   Spencer-Van Etten Central School District,
               Ser 2005 BANs, dtd 06/17/05                                4.25     06/15/06       2.83            8,105,604
     10,000   Union Springs Central School District,
               Ser 2005 BANs, dtd 06/30/05                                3.50     09/30/05       2.53           10,023,739
      7,000   Utica City School District,
               Ser 2005 RANs, dtd 06/23/05                                4.00     06/23/06       3.00            7,066,412
              OHIO
      1,860   St Bernard, Ser 2004 BANs, dtd 07/15/04                     2.60     07/14/05       1.80            1,860,520
              TEXAS
     11,200   Texas, Ser 2004 TRANs, dtd 08/31/04                         3.00     08/31/05       2.09           11,216,312
                                                                                                           ----------------
              TOTAL SHORT-TERM MUNICIPAL NOTES & BONDS (COST $252,287,502)                                      252,287,502
                                                                                                           ----------------
              TOTAL INVESTMENTS (COST $2,974,772,502) (a) (b)                                    104.1%       2,974,772,502

              LIABILITIES IN EXCESS OF OTHER ASSETS                                               (4.1)        (118,190,505)
                                                                                                 -----     ----------------
              NET ASSETS                                                                         100.0%    $  2,856,581,997
                                                                                                 =====     ================

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
    AMT    ALTERNATIVE MINIMUM TAX.
   BANs    BOND ANTICIPATION NOTES.
   COPs    CERTIFICATES OF PARTICIPATION.
  MERLOTs  MUNICIPAL EXEMPT RECEIPTS - LIQUIDITY OPTION TENDER.
 P-FLOATs  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS.
  PUTTERs  PUTTABLE TAX-EXEMPT RECEIPTS.
   RANs    REVENUE ANTICIPATION NOTES.
   ROCs    RESET OPTION CERTIFICATES.
   STARS   SHORT TERM ADJUSTABLE RATE SECURITIES.
   TOBs    TENDER OPTION BONDS.
   TOCs    TENDER OPTION CERTIFICATES.
   TRANs   TAX AND REVENUE ANTICIPATION NOTES.
    WI     SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
     +     RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2005.
     *     DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
    (a) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $23,676,600 IN CONNECTION WITH THE PURCHASE OF WHEN-ISSUED SECURITIES.
    (b)    COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:
   AMBAC   AMBAC ASSURANCE CORPORATION.
   FGIC    FINANCIAL GUARANTY INSURANCE COMPANY.
    FHA    FEDERAL HOUSING ADMINISTRATION.
    FSA    FINANCIAL SECURITY ASSURANCE INC.
   MBIA    MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.
  RADIAN   RADIAN ASSET ASSURANCE INC.
   XLCA    XL CAPITAL ASSURANCE INC.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005

ASSETS:
Investments in securities, at value (cost $2,974,772,502)                               $  2,974,772,502
Cash                                                                                             698,529
Interest receivable                                                                           10,830,057
Prepaid expenses and other assets                                                                136,250
                                                                                        ----------------
    TOTAL ASSETS                                                                           2,986,437,338
                                                                                        ----------------
LIABILITIES:
Payable for:
    Investments purchased                                                                    128,624,932
    Investment advisory fee                                                                      735,937
    Distribution fee                                                                             235,759
    Administration fee                                                                           117,880
Accrued expenses and other payables                                                              140,833
                                                                                        ----------------
    TOTAL LIABILITIES                                                                        129,855,341
                                                                                        ----------------
    NET ASSETS                                                                          $  2,856,581,997
                                                                                        ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                         $  2,856,541,884
Accumulated undistributed net investment income                                                   40,113
                                                                                        ----------------
    NET ASSETS                                                                          $  2,856,581,997
                                                                                        ================
NET ASSET VALUE PER SHARE,
2,856,581,902 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)        $           1.00
                                                                                        ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005

NET INVESTMENT INCOME:

INTEREST INCOME                                                                         $     53,095,041
                                                                                        ----------------
EXPENSES
Investment advisory fee                                                                        9,683,965
Distribution fee                                                                               2,968,377
Administration fee                                                                               973,325
Transfer agent fees and expenses                                                                 397,270
Custodian fees                                                                                   126,595
Registration fees                                                                                 79,800
Professional fees                                                                                 64,424
Trustees' fees and expenses                                                                       45,052
Shareholder reports and notices                                                                   40,466
Other                                                                                            156,967
                                                                                        ----------------
    TOTAL EXPENSES                                                                            14,536,241

Less: expense offset                                                                             (94,462)
                                                                                        ----------------
    NET EXPENSES                                                                              14,441,779
                                                                                        ----------------
NET INVESTMENT INCOME                                                                   $     38,653,262
                                                                                        ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR      FOR THE YEAR
                                                                             ENDED             ENDED
                                                                          JUNE 30, 2005     JUNE 30, 2004
                                                                         ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $    38,653,262   $    15,202,722
Net realized gain                                                                     --            10,932
                                                                         ---------------   ---------------
    NET INCREASE                                                              38,653,262        15,213,654

Dividends to shareholders from net investment income                         (38,652,509)      (15,205,016)

Net decrease from transactions in shares of beneficial interest               (1,080,404)     (258,005,853)
                                                                         ---------------   ---------------
    NET DECREASE                                                              (1,079,651)     (257,997,215)

NET ASSETS:
Beginning of period                                                        2,857,661,648     3,115,658,863
                                                                         ---------------   ---------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$40,113 AND $39,234, RESPECTIVELY)                                       $ 2,856,581,997   $ 2,857,661,648
                                                                         ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Effective November 1, 2004, pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion;

0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.249% to the portion of the daily net assets exceeding $15 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2005, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2005, aggregated $7,633,423,003 and $7,656,545,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended June 30, 2005, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,377. At June 30, 2005, the Fund had an accrued pension liability of $61,077 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                          FOR THE YEAR      FOR THE YEAR
                                                                              ENDED             ENDED
                                                                          JUNE 30, 2005     JUNE 30, 2004
                                                                         ---------------   ---------------
Shares sold                                                               11,647,980,944    10,208,181,474
Shares issued in reinvestment of dividends                                    38,652,509        15,205,016
                                                                         ---------------   ---------------
                                                                          11,686,633,453    10,223,386,490
Shares redeemed                                                          (11,687,713,857)  (10,481,392,343)
                                                                         ---------------   ---------------
Net decrease in shares outstanding                                            (1,080,404)     (258,005,853)
                                                                         ===============   ===============

6. FEDERAL INCOME TAX STATUS

As of June 30, 2005, the Fund had permanent book/tax differences attributable to capital gain retained by the Fund and nondeductible expenses. To reflect reclassifications arising from these differences, accumulated undistributed net realized gain was charged $842, accumulated undistributed net investment income was credited $126 and paid-in-capital was credited $716.

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                  FOR THE YEAR ENDED JUNE 30,
                                                     -------------------------------------------------------
                                                       2005       2004       2003       2002          2001
                                                     --------   --------   --------   --------      --------
SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $   1.00   $   1.00   $   1.00   $   1.00      $   1.00
                                                     --------   --------   --------   --------      --------
Net income from investment operations                   0.013      0.005      0.008      0.014         0.033

Less dividends from net investment income              (0.013)    (0.005)    (0.008)    (0.014)       (0.033)
                                                     --------   --------   --------   --------      --------
Net asset value, end of period                       $   1.00   $   1.00   $   1.00   $   1.00      $   1.00
                                                     ========   ========   ========   ========      ========
TOTAL RETURN                                             1.32%      0.50%      0.81%      1.38%         3.34%

RATIOS TO AVERAGE NET ASSETS:
Expenses (before expense offset)                         0.49%      0.48%      0.48%      0.48%(1)      0.48%
Net investment income                                    1.30%      0.50%      0.80%      1.38%         3.28%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions               $  2,857   $  2,858   $  3,116   $  2,947      $  3,075

----------
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ACTIVE ASSETS TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 15, 2005

ACTIVE ASSETS TAX-FREE TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                               TERM OF                                        IN FUND
                                POSITION(S)   OFFICE AND                                      COMPLEX
   NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN     OTHER DIRECTORSHIPS HELD
     INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY TRUSTEE***         BY TRUSTEE
------------------------------  -----------  ------------  ------------------------------  -------------  -------------------------
Michael Bozic (64)              Trustee      Since         Private Investor; Director or   197            Director of various
c/o Kramer Levin Naftalis &                  April 1994    Trustee of the Retail Funds                    business organizations.
Frankel LLP                                                (since April 1994) and the
Counsel to the Independent                                 Institutional Funds (since
Trustees                                                   July 2003); formerly Vice
1177 Avenue of the Americas                                Chairman of Kmart Corporation
New York, NY 10036                                         (December 1998-October 2000),
                                                           Chairman and Chief Executive
                                                           Officer of Levitz Furniture
                                                           Corporation (November
                                                           1995-November 1998) and
                                                           President and Chief Executive
                                                           Officer of Hills Department
                                                           Stores (May 1991-July 1995);
                                                           formerly variously Chairman,
                                                           Chief Executive Officer,
                                                           President and Chief Operating
                                                           Officer (1987-1991) of the
                                                           Sears Merchandise Group of
                                                           Sears, Roebuck & Co.

Edwin J. Garn (72)              Trustee      Since         Consultant; Director or         197            Director of Franklin
1031 N. Chartwell Court                      January 1993  Trustee of the Retail Funds                    Covey (time management
Salt Lake City, UT 84103                                   (since January 1993) and the                   systems), BMW Bank of
                                                           Institutional Funds (since                     North America, Inc.
                                                           July 2003); member of the Utah                 (industrial loan
                                                           Regional Advisory Board of                     corporation), Escrow Bank
                                                           Pacific Corp. (Utility                         USA (industrial loan
                                                           Company); formerly Managing                    corporation), United
                                                           Director of Summit Ventures                    Space Alliance (joint
                                                           LLC (Lobbying and Consulting                   venture between Lockheed
                                                           Firm) (2000-2004); United                      Martin and the Boeing
                                                           States Senator (R-Utah)                        Company) and Nuskin Asia
                                                           (1974-1992) and Chairman,                      Pacific (multilevel
                                                           Senate Banking Committee                       marketing); member of the
                                                           (1980-1986), Mayor of Salt                     board of various civic
                                                           Lake City, Utah (1971-1974),                   and charitable
                                                           Astronaut, Space Shuttle                       organizations.
                                                           Discovery (April 12-19, 1985),
                                                           and Vice Chairman, Huntsman
                                                           Corporation (chemical
                                                           company).

Wayne E. Hedien (71)            Trustee      Since         Retired; Director or Trustee    197            Director of The PMI Group
c/o Kramer Levin Naftalis &                  September     of the Retail Funds (since                     Inc. (private mortgage
Frankel LLP                                  1997          September 1997) and the                        insurance); Trustee and
Counsel to the Independent                                 Institutional Funds (since                     Vice Chairman of The
Trustees                                                   July 2003); formerly                           Field Museum of Natural
1177 Avenue of the Americas                                associated with the Allstate                   History; director of
New York, NY 10036                                         Companies (1966-1994), most                    various other business
                                                           recently as Chairman of The                    and charitable
                                                           Allstate Corporation (March                    organizations.
                                                           1993-December 1994) and
                                                           Chairman and Chief Executive
                                                           Officer of its wholly owned
                                                           subsidiary, Allstate Insurance
                                                           Company (July 1989-December
                                                           1994).

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                               TERM OF                                        IN FUND
                                POSITION(S)   OFFICE AND                                      COMPLEX
   NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN     OTHER DIRECTORSHIPS HELD
     INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY TRUSTEE***         BY TRUSTEE
------------------------------  -----------  ------------  ------------------------------  -------------  -------------------------
Dr. Manuel H. Johnson (56)      Trustee      Since         Senior Partner, Johnson Smick   197            Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                July 1991     International, Inc., a                         (home construction);
888 16th Street, NW                                        consulting firm; Chairman of                   Director of KFX Energy;
Suite 740                                                  the Audit Committee and                        Director of RBS Greenwich
Washington, D.C. 20006                                     Director or Trustee of the                     Capital Holdings
                                                           Retail Funds (since July 1991)                 (financial holding
                                                           and the Institutional Funds                    company).
                                                           (since July 2003); Co-Chairman
                                                           and a founder of the Group of
                                                           Seven Council (G7C), an
                                                           international economic
                                                           commission; formerly Vice
                                                           Chairman of the Board of
                                                           Governors of the Federal
                                                           Reserve System and Assistant
                                                           Secretary of the U.S.
                                                           Treasury.

Joseph J. Kearns (62)           Trustee      Since         President, Kearns & Associates  198            Director of Electro Rent
c/o Kearns & Associates LLC                  July 2003     LLC (investment consulting);                   Corporation (equipment
PMB754                                                     Deputy Chairman of the Audit                   leasing), The Ford Family
23852 Pacific Coast Highway                                Committee and Director or                      Foundation, and the UCLA
Malibu, CA 90265                                           Trustee of the Retail Funds                    Foundation.
                                                           (since July 2003) and the
                                                           Institutional Funds (since
                                                           August 1994); previously
                                                           Chairman of the Audit
                                                           Committee of the Institutional
                                                           Funds (October 2001-July
                                                           2003); formerly CFO of the J.
                                                           Paul Getty Trust.

Michael E. Nugent (69)          Trustee      Since         General Partner of Triumph      197            Director of various
c/o Triumph Capital, L.P.                    July 1991     Capital, L.P., a private                       business organizations.
445 Park Avenue                                            investment partnership;
New York, NY 10022                                         Chairman of the Insurance
                                                           Committee and Director or
                                                           Trustee of the Retail Funds
                                                           (since July 1991) and the
                                                           Institutional Funds (since
                                                           July 2001); formerly Vice
                                                           President, Bankers Trust
                                                           Company and BT Capital
                                                           Corporation (1984-1988).

Fergus Reid (72)                Trustee      Since         Chairman of Lumelite Plastics   198            Trustee and Director of
c/o Lumelite Plastics                        July 2003     Corporation; Chairman of the                   certain investment
Corporation                                                Governance Committee and                       companies in the JPMorgan
85 Charles Colman Blvd.                                    Director or Trustee of the                     Funds complex managed by
Pawling, NY 12564                                          Retail Funds (since July 2003)                 J.P. Morgan Investment
                                                           and the Institutional Funds                    Management Inc.
                                                           (since June 1992).

INTERESTED TRUSTEES:

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                               TERM OF                                        IN FUND
                                POSITION(S)   OFFICE AND                                      COMPLEX
   NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN     OTHER DIRECTORSHIPS HELD
      INTERESTED TRUSTEE        REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY TRUSTEE***         BY TRUSTEE
------------------------------  -----------  ------------  ------------------------------  -------------  -------------------------
Charles A. Fiumefreddo (72)     Chairman of  Since         Chairman and Director or        197            None.
c/o Morgan Stanley Trust        the Board    July 1991     Trustee of the Retail Funds
Harborside Financial Center,    and Trustee                (since July 1991) and the
Plaza Two,                                                 Institutional Funds (since
Jersey City, NJ 07311                                      July 2003); formerly Chief
                                                           Executive Officer of the
                                                           Retail Funds (until September
                                                           2002).

James F. Higgins (57)           Trustee      Since         Director or Trustee of the      197            Director of AXA
c/o Morgan Stanley Trust                     June 2000     Retail Funds (since June 2000)                 Financial, Inc. and The
Harborside Financial Center,                               and the Institutional Funds                    Equitable Life Assurance
Plaza Two,                                                 (since July 2003); Senior                      Society of the United
Jersey City, NJ 07311                                      Advisor of Morgan Stanley                      States (financial
                                                           (since August 2000); Director                  services).
                                                           of the Distributor and Dean
                                                           Witter Realty Inc.; previously
                                                           President and Chief Operating
                                                           Officer of the Private Client
                                                           Group of Morgan Stanley (May
                                                           1999-August 2000), and
                                                           President and Chief Operating
                                                           Officer of Individual
                                                           Securities of Morgan Stanley
                                                           (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                           TERM OF
                                        POSITION(S)       OFFICE AND
NAME, AGE AND ADDRESS OF                 HELD WITH        LENGTH OF
EXECUTIVE OFFICER                       REGISTRANT       TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------------   ----------------   --------------       ------------------------------------------------------
Mitchell M. Merin (51)               President          Since May 1999       President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                                  Stanley Investment Management Inc.; President,
New York, NY 10020                                                           Director and Chief Executive Officer of the Investment
                                                                             Adviser and the Administrator; Chairman and Director
                                                                             of the Distributor; Chairman and Director of the
                                                                             Transfer Agent; Director of various Morgan Stanley
                                                                             subsidiaries; President of the Institutional Funds
                                                                             (since July 2003) and President of the Retail Funds
                                                                             (since May 1999); Trustee (since July 2003) and
                                                                             President (since December 2002) of the Van Kampen
                                                                             Closed-End Funds; Trustee and President (since October
                                                                             2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (66)               Executive Vice     Since                Principal Executive Officer of Funds in the Fund
1221 Avenue of the Americas          President and      April 2003           Complex (since May 2003); Managing Director of Morgan
New York, NY 10020                   Principal                               Stanley & Co. Incorporated, Morgan Stanley Investment
                                     Executive                               Management Inc. and Morgan Stanley; Managing Director,
                                     Officer                                 Chief Administrative Officer and Director of the
                                                                             Investment Adviser and the Administrator; Director of
                                                                             the Transfer Agent; Managing Director and Director of
                                                                             the Distributor; Executive Vice President and
                                                                             Principal Executive Officer of the Institutional Funds
                                                                             (since July 2003) and the Retail Funds (since April
                                                                             2003); Director of Morgan Stanley SICAV (since May
                                                                             2004); previously, President and Director of the
                                                                             Institutional Funds (March 2001-July 2003) and Chief
                                                                             Global Operations Officer and Managing Director of
                                                                             Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (62)             Vice President     Since July 1995      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                                  Investment Adviser and Morgan Stanley Investment
New York, NY 10020                                                           Management Inc.; Chief Investment Officer of the Van
                                                                             Kampen Funds; Vice President of the Institutional
                                                                             Funds (since July 2003) and the Retail Funds (since
                                                                             July 1995).

Barry Fink (50)                      Vice President     Since                General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                             February 1997        (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                           Management; Managing Director (since December 2000),
                                                                             Secretary (since February 1997) and Director of the
                                                                             Investment Adviser and the Administrator; Vice
                                                                             President of the Retail Funds; Assistant Secretary of
                                                                             Morgan Stanley DW; Vice President of the Institutional
                                                                             Funds (since July 2003); Managing Director, Secretary
                                                                             and Director of the Distributor; previously Secretary
                                                                             (February 1997-July 2003) and General Counsel
                                                                             (February 1997-April 2004) of the Retail Funds; Vice
                                                                             President and Assistant General Counsel of the
                                                                             Investment Adviser and the Administrator (February
                                                                             1997-December 2001).

Amy R. Doberman (43)                 Vice President     Since July 2004      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                                  Management; Managing Director of Morgan Stanley
New York, NY 10020                                                           Investment Management Inc. and the Investment Adviser,
                                                                             Vice President of the Institutional and Retail Funds
                                                                             (since July 2004); Vice President of the Van Kampen
                                                                             Funds (since August 2004); previously, Managing
                                                                             Director and General Counsel - Americas, UBS Global
                                                                             Asset Management (July 2000-July 2004) and General
                                                                             Counsel, Aeltus Investment Management, Inc. (January
                                                                             1997-July 2000).

Carsten Otto (41)                    Chief Compliance   Since October        Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas          Officer            2004                 Morgan Stanley Investment Management (since October
New York, NY 10020                                                           2004); Executive Director of the Investment Adviser
                                                                             and Morgan Stanley Investment Management Inc.;
                                                                             formerly Assistant Secretary and Assistant General
                                                                             Counsel of the Morgan Stanley Retail Funds.

                                                           TERM OF
                                        POSITION(S)       OFFICE AND
NAME, AGE AND ADDRESS OF                 HELD WITH        LENGTH OF
EXECUTIVE OFFICER                       REGISTRANT       TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------------   ----------------   --------------       ------------------------------------------------------
Stefanie V. Chang (38)               Vice President     Since July 2003      Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                  Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                           Inc. and the Investment Adviser; Vice President of the
                                                                             Institutional Funds (since December 1997) and the
                                                                             Retail Funds (since July 2003); formerly practiced law
                                                                             with the New York law firm of Rogers & Wells (now
                                                                             Clifford Chance US LLP).

Francis J. Smith (39)                Treasurer and      Treasurer since      Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust             Chief Financial    July 2003 and        Administration (since December 2001); previously, Vice
Harborside Financial Center,         Officer            Chief Financial      President of the Retail Funds (September 2002-July
Plaza Two,                                              Officer since        2003); Vice President of the Investment Adviser and
Jersey City, NJ 07311                                   September 2002       the Administrator (August 2000-November 2001) and
                                                                             Senior Manager at PricewaterhouseCoopers LLP (January
                                                                             1998-August 2000).

Thomas F. Caloia (59)                Vice President     Since July 2003      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                                     Treasurer of the Investment Adviser, the Distributor
Harborside Financial Center,                                                 and the Administrator; previously Treasurer of the
Plaza Two,                                                                   Retail Funds (April 1989-July 2003); formerly First
Jersey City, NJ 07311                                                        Vice President of the Investment Adviser, the
                                                                             Distributor and the Administrator.

Mary E. Mullin (38)                  Secretary          Since July 2003      Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                  Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                           Inc. and the Investment Adviser; Secretary of the
                                                                             Institutional Funds (since June 1999) and the Retail
                                                                             Funds (since July 2003); formerly practiced law with
                                                                             the New York law firms of McDermott, Will & Emery and
                                                                             Skadden, Arps, Slate, Meagher & Flom LLP.


----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                  2005 FEDERAL TAX NOTICE (UNAUDITED)

          For the year ended June 30, 2005, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800)869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

RA05-00637P-Y06/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                   ACTIVE ASSETS
                                                                  TAX-FREE TRUST

                                                                   ANNUAL REPORT
                                                                   JUNE 30, 2005

                                                           [MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

       2005

                                                  REGISTRANT         COVERED ENTITIES(1)
              AUDIT FEES                          $ 28,105           N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES             $    540(2)        $ 3,215,745(2)
                   TAX FEES                       $  5,164(3)        $    24,000(4)
                   ALL OTHER FEES                 $      -           $         -
              TOTAL NON-AUDIT FEES                $  5,704           $ 3,239,745

              TOTAL                               $ 33,809           $ 3,239,745

       2004

                                                  REGISTRANT         COVERED ENTITIES(1)
              AUDIT FEES                          $ 26,761           N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES             $    452(2)        $ 3,225,276(2)
                   TAX FEES                       $  4,529(3)        $   610,053(4)
                   ALL OTHER FEES                 $      -           $         -(5)
              TOTAL NON-AUDIT FEES                $  4,981           $ 3,835,329

              TOTAL                               $ 31,742           $ 3,835,329

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
              (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

  1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

  2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

  3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

  8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

  9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

  10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      MORGAN STANLEY RETAIL FUNDS
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Van Kampen Asset Management
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

      MORGAN STANLEY INSTITUTIONAL FUNDS
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005